VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	France: 7.0%
17,821	L'Oreal S.A.	$5,698,102	1.9
13,353	LVMH Moet Hennessy Louis Vuitton SE	7,872,562	2.7
39,557	Pernod Ricard SA	7,256,867	2.4
		20,827,531	7.0

	Germany: 4.4%
162,411	SAP SE	13,235,661	4.4

	Italy: 0.4%
126,618	Davide Campari-Milano NV	1,120,256	0.4

	Netherlands: 2.3%
78,417	Heineken NV	6,848,215	2.3

	United Kingdom: 9.9%
147,616	Experian PLC	4,321,084	1.4
274,373	Reckitt Benckiser Group PLC	18,185,772	6.1
59,182	Relx PLC (EUR Exchange)	1,442,401	0.5
225,958	Relx PLC (GBP Exchange)	5,521,428	1.9
		29,470,685	9.9

	United States: 73.5%
117,053	Abbott Laboratories	11,326,048	3.8
56,818	Accenture PLC	14,619,271	4.9
39,786	Automatic Data Processing, Inc.	8,999,195	3.0
194,672	Baxter International, Inc.	10,485,034	3.5
45,973	Becton Dickinson & Co.	10,244,164	3.4
29,245	Broadridge Financial Solutions, Inc. ADR	4,220,638	1.4
97,869	Coca-Cola Co.	5,482,621	1.9
66,883	Danaher Corp.	17,275,210	5.8
29,378	Equifax, Inc.	5,036,271	1.7
18,420	Estee Lauder Cos., Inc.	3,976,878	1.3
80,510	Fidelity National Information Services, Inc.	6,084,141	2.1
126,528	Intercontinental Exchange, Inc.	11,431,805	3.8
115,636	Microsoft Corp.	26,931,624	9.0
12,399	Moody's Corp.	3,014,321	1.0
41,783	Nike, Inc. - Class B	3,473,003	1.2
68,687	Otis Worldwide Corp.	4,382,231	1.5
246,677	Philip Morris International, Inc.	20,476,658	6.9
64,238	Procter & Gamble Co.	8,110,048	2.7
18,873	Roper Technologies, Inc.	6,787,486	2.3
11,419	STERIS Public Ltd. Co.	1,898,751	0.6
27,679	Thermo Fisher Scientific, Inc.	14,038,512	4.7
98,493	Visa, Inc. - Class A	17,497,281	5.9
22,305	Zoetis, Inc.	3,307,608	1.1
		219,098,799	73.5

	Total Common Stock
	(Cost $250,403,460)	290,601,147	97.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
4,262,908	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $4,262,908)	4,262,908	1.4

	Total Short-Term Investments
	(Cost $4,262,908)	4,262,908	1.4

	Total Investments in Securities (Cost $254,666,368)	$294,864,055	98.9
	Assets in Excess of Other Liabilities	3,368,074	1.1
	Net Assets	$298,232,129	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of September 30, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	33.0%
Consumer Staples	25.9
Health Care	23.0
Industrials	6.9
Financials	4.9
Consumer Discretionary	3.8
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
France	$–	$20,827,531	$–	$20,827,531
Germany	–	13,235,661	–	13,235,661
Italy	–	1,120,256	–	1,120,256
Netherlands	–	6,848,215	–	6,848,215
United Kingdom	–	29,470,685	–	29,470,685
United States	219,098,799	–	–	219,098,799
Total Common Stock	219,098,799	71,502,348	–	290,601,147
Short-Term Investments	4,262,908	–	–	4,262,908
Total Investments, at fair value	$223,361,707	$71,502,348	$–	$294,864,055

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $255,659,937.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,229,907
Gross Unrealized Depreciation	(26,021,052)

Net Unrealized Appreciation	$39,208,855